Summary of Redeemable Non-controlling Interest (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interest - Beginning of the year	¥ 330,664	$ 50,822
Issuance of redeemable non-controlling interest of a subsidiary	35,123		¥ 336,000
Net (loss) income attributable to redeemable non-controlling interest of a subsidiary	6,483	996	(5,336)
Termination of redeemable non-controlling interest of a subsidiary	¥ (337,147)	$ (51,818)
Redeemable non-controlling interest - end of the year			¥ 330,664